Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended																																								1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended
	Sep. 19, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	May 31, 2012	Dec. 31, 2013 Non-refrigerated containers	Dec. 31, 2013 Refrigerated containers	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Fair Value, Inputs, Level 2	Dec. 31, 2013 Stock Options And Restricted Stock Units Stock Incentive Plan 2007	Dec. 31, 2012 Stock Options And Restricted Stock Units Stock Incentive Plan 2007	Dec. 31, 2011 Stock Options And Restricted Stock Units Stock Incentive Plan 2007	Dec. 31, 2013 Five Largest Customers	Dec. 31, 2012 Five Largest Customers	Dec. 31, 2011 Five Largest Customers	Dec. 31, 2013 Twenty Five Largest Container Lessees	Dec. 31, 2012 Twenty Five Largest Container Lessees	Dec. 31, 2011 Twenty Five Largest Container Lessees	Dec. 31, 2013 Scenario Three Property	Dec. 31, 2012 Scenario Three Property	Dec. 31, 2011 Scenario Three Property	Dec. 31, 2013 Scenario Four Property	Dec. 31, 2012 Scenario Four Property	Dec. 31, 2013 Pre Tax	Dec. 31, 2011 Pre Tax	Dec. 31, 2013 After Tax	Dec. 31, 2011 After Tax	Dec. 31, 2013 Lease Rental Income	Dec. 31, 2012 Lease Rental Income	Dec. 31, 2011 Lease Rental Income	Dec. 31, 2013 Lease Rental Income Scenario Three Customer	Dec. 31, 2012 Lease Rental Income Scenario Three Customer	Dec. 31, 2013 Lease Rental Income Scenario Four Customer	Dec. 31, 2012 Lease Rental Income Scenario Four Customer	Dec. 31, 2011 Lease Rental Income Scenario Four Customer	Dec. 31, 2013 Total Fleet Lease Rental Income Customer	Dec. 31, 2012 Total Fleet Lease Rental Income Customer	Dec. 31, 2011 Total Fleet Lease Rental Income Customer	Dec. 31, 2013 Total Fleet Lease Rental Income Non United States Customers	Dec. 31, 2012 Total Fleet Lease Rental Income Non United States Customers	Dec. 31, 2013 Total Fleet Lease Rental Income CMA-CGM S.A.	Dec. 31, 2012 Total Fleet Lease Rental Income CMA-CGM S.A.	Dec. 31, 2011 Total Fleet Lease Rental Income CMA-CGM S.A.	Dec. 31, 2013 Total Fleet Lease Rental Income Mediteranean Shipping Company S.A.	Dec. 31, 2012 Total Fleet Lease Rental Income Mediteranean Shipping Company S.A.	Dec. 31, 2013 Operating Leases Scenario 9 Minimum	Dec. 31, 2013 Operating Leases Scenario 9 Maximum	Dec. 31, 2013 Operating Leases Scenario 10 Minimum	Dec. 31, 2013 Operating Leases Scenario 10 Maximum	Apr. 26, 2013 TAP Funding Revolving Credit Facility	Dec. 31, 2013 TAP Funding Revolving Credit Facility	Dec. 31, 2012 TAP Funding Revolving Credit Facility	May 31, 2012 TAP Funding Revolving Credit Facility	May 07, 2013 TMCL II Secured Debt Facility	Dec. 31, 2013 TMCL II Secured Debt Facility	Dec. 31, 2012 TMCL II Secured Debt Facility	Sep. 19, 2012 TL	Dec. 20, 2012 TL Person	Aug. 05, 2011 TL Person	Aug. 05, 2011 TL Minimum Person	Sep. 19, 2012 Halcon Resources Corporation	Sep. 19, 2012 Halcon Resources Corporation Before Initial Public Offering	Sep. 19, 2012 Halcon Resources Corporation After Initial Public Offering	Dec. 20, 2012 Tap Funding Limited Person	Aug. 05, 2011 WFC Person	Oct. 01, 2012 TW Revolving Credit Facility	Oct. 01, 2012 TW Revolving Credit Facility Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Issuance common stock	8,625,000																																																										6,125,000				2,500,000
Common shares issued,public offering, value per share	$ 31.50
Proceed from issuance of common stock																																																											$ 184,839				$ 75,424
Voting interest and ownership percentage in TGH public offering																																																																60.00%	49.00%
Ownership percentage in TW Container Leasing, Ltd.																																																												50.10%	25.00%					49.90%	75.00%
Number of board of directors seats																																																												2	2					1	6
Number of required approvals from Company board of directors for any action by the board of directors																																																														1
Aggregate maximum commitment amount						1,200,000																																																	120,000													250,000
Percentage of book value of net investment in direct financing leases to be financed																																																																					85.00%
Percentage of capital contributions																																																													25.00%						75.00%
Cash and cash equivalents, original maturity period										3 months
Intangible assets, contract terms									11 years	13 years
Contracts term																																																3 years	5 years	1 year	8 years
Long term lease period									3 years	5 years
Foreign currency exchange gains (losses)		75	(177)	(31)
Estimated useful lives							13 years	12 years	3 years	7 years
Reduction in depreciation expense																										24,115	9,522	23,155	9,279
Depreciation expense per diluted share		$ 0.41		$ 0.19
Asset impairment charges		4,677																			4,214	759	1,222	1,383	234
Number of container held for sale																					13,226	1,771	1,268	4,405	652
Carrying value of containers held for sale		31,968	15,717																					7,418	890
Minimum likelihood of tax benefits being recognized		50.00%
Debt issuance cost		13,633	24,048	8,402
Amortization of debt issuance costs		10,612	10,237	8,101
Write off of unamortized debt issuance cost			1,463																																																	650	650			245	245
Direct container expenses paid in various foreign currencies		13,925	9,073	6,614
Percentage of direct container expenses paid in various foreign currencies		32.00%	36.00%	36.00%
Number of foreign currencies used for expenses payment		17	18	18
Percentage of lease rental income															38.00%	37.20%	34.80%	78.10%	77.30%	74.60%										10.50%	11.70%	12.30%											12.00%	12.00%	12.40%	10.60%	10.40%
Percentage of company's accounts receivable																														12.80%	11.90%										96.30%	95.30%
Number of customer accounted for over 10% of lease rental income																																	1	1	0	0	0	0	0	0
Total fleet's leasing billing		528,973	487,094	422,796																																							72,600	71,200	68,400	64,300	61,500
Number of customers having containers on-hire																																						400
Percentage of company's finance lease receivable																																									99.40%	99.70%
Share-based compensation expense		5,694	7,968	6,177								5,694	7,968	6,177
Share option excluded from computation of diluted earnings per share		38,130	343,146	173,635
Notional amount of interest rate swaps and caps		941,955									941,955
Fair value of liability		3,994	10,819
Fair value of asset		1,831
Credit valuation adjustment		181	47
Unrealized (losses) gains on interest rate swaps and caps, net		8,656	5,527	(3,849)
Fair value of net investment in direct financing and sales-type leases		272,258	204,899
Net investment in direct financing and sales-type leases		282,121	216,887
Fair value of long-term debt		2,672,406	2,283,193
Long-term debt		2,667,284	2,261,702																																																			108,471			775,100	874,000
Reclassification of income tax payable to deferred taxes					$ 14,040